Financial Assets	12 Months Ended
Dec. 31, 2025
Financial Assets
Financial Assets

(11)Financial Assets

Details of non-current financial assets on the consolidated balance sheet at 31 December 2025 and 2024 are as follows:

	Millions of Euros
	Reference	31/12/2025	31/12/2024
Other non-current investments		339	422
Non-current derivatives	Note 30	—	1
Total Non-current financial assets measured at fair value		339	423
Non-current guarantee deposits		16	9
Other non-current financial assets		24	38
Non-current loans	a)	133	20
Total Non-current financial assets measured at amortized cost		173	67
Total Non-current financial assets		512	490

In Non-current guarantee deposits, there are long-term deposits with related parties that amount Euros 1 million at 31 December 2025 (Euros 1 million at 31 December 2024) (note 31). Additionally, there is a pledged deposit amounting to US Dollars 10 million, which forms part of the US Dollar 50 million guarantee granted by the Group to Grifols Egypt for Plasma Derivatives S.A.E., securing a contract entered into by said entity with a financial institution (see note 31).

The remaining 6.58% interest in SRAAS shares is included under “Other non-current investments”. This investment has been considered a financial asset measured at fair value with changes in ‘Other Comprehensive Income of financial investments’ whose fair value has been calculated on the basis of the SRAAS share price at that date (CNY 6.34 per share at 31 December 2025 and CNY 7.22 per share at 31 December 2024) in the amount of Euros 336 million at 31 December 2025 (Euros 416 million at 31 December 2024) recognizing a loss under the heading of other comprehensive income in 2025 of Euros 80 million net of tax (Euros 18 million in 2024).

Details of current financial assets on the consolidated balance sheet at 31 December 2025 and 2024 are as follows:

		Millions of Euros
	Reference	31/12/2025	31/12/2024
Current derivatives	Note 30	—	6
Total Non-current financial assets measured at fair value		—	6

Deposits and guarantees		1	3
Other current financial assets		23	21
Current loans	a)	12	214
Total other current financial assets measured at amortized cost		36	238
Total other current financial assets		36	244

a)Non-current and current loans

Details of non-current and current loans are as follows:

		Millions of Euros
	Reference	31/12/2025	31/12/2024
Loans to associates	Note 31	2	—
Loans to related parties	Note 31	135	214
Loans to third parties		8	20
Total current and non-current loans		145	234

“Loans to related parties” includes by an amount of Euros 11 million (Euros 82 million as of 31 December 2024) the open balance of the cash pooling that Haema GmbH and BPC Plasma, Inc. have with Scranton Plasma B.V. (note 31). Despite their maturity date being 2027, these have been maintained in the short term as their recovery is expected through the collection of dividends in the coming year. In 2025, 2024 and 2023, BPC Plasma Inc. distributed to its shareholder Scranton Plasma B.V. a dividend without cash outflow compensating “Loans to related parties”. In 2025 the dividend amounted Euros 26 million (Euros 40 million in 2024, being the dividend distributed in 2023 the result of the previous 4 years for a value of Euros 266 million. This distribution had an impact against the Group’s non-controlling interests reserves (see note 17). Additionally, in 2025 Haema GmbH distributed to its shareholder Scranton Plasma B.V a dividend without cash outflow compensating “Loans to related parties” that amounted Euros 87 million.

Furthermore, through the execution of a quota transfer agreement on 31 October 2024, Grifols Worldwide Operations Limited (“GWWO”) as purchaser, acquired 100% of the share capital of Haema Plasma Kft, from Scranton Plasma B.V., as seller (the “SPA”), all of which in exchange of Euros 35 million (the “Purchase Price”). The Purchase Price was paid by GWWO to Scranton Plasma B.V. through the partial assignment by GWWO to Scranton Plasma B.V. of part of certain receivable held by GWWO against Haema GmbH (under certain advance payment made in the past by GWWO to Haema GmbH for the purchase of plasma (the “Plasma Advance Receivable”)) in the amount of the Purchase Price (the “Assigned Receivable”). Therefore, the amount of the Plasma Advance Receivable was reduced in the amount of the Assigned Receivable. In turn and in addition, upon receipt by Scranton Plasma B.V. of the Assigned Receivable, Scranton Plasma B.V., as creditor under the Assigned Receivable against Haema GmbH, as debtor thereunder, settled its debt position under the cash-pooling financing agreement in the amount of the Assigned Receivable (and hence, the amount outstanding under the cash-pooling arrangement between Haema GmbH, as creditor and Scranton Plasma B.V., as debtor, was reduced in the amount of the Assigned Receivable).

Additionally, this caption includes the loan granted to Scranton Enterprises BV by the Group related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH (notes 21 and 31). The initial amount of the loan was US Dollars 95 million (Euros 87 million). Furthermore, in 2023 an additional amount of Euros 15 million was drawn under the same terms as the original loan. As of 31 December 2025, the recorded amount stands at Euros 124 million, including accrued and capitalized interest to date (Euros 132 million as of 31 December 2024).

As part of the acquisition agreement of Grifols Canada Plasma, Inc., the Group has granted a loan which amounts Canadian Dollar 2 million (see Note 10).